Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ 28,603	¥ 32,932
Actuarial loss	(49,357)	(42,454)
Accumulated other comprehensive loss	(20,754)	(9,522)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(66)	(69)
Actuarial loss	(13,892)	(8,893)
Accumulated other comprehensive loss	¥ (13,958)	¥ (8,962)